INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024
Current
Corporate bonds	$ 35,851,589	$ 42,035,925
Borrowings	121,178,374	136,747,198
Non-current
Corporate bonds	23,803,867	25,071,823
Borrowings	46,057,310	42,104,882
Bank borrowings
Current
Borrowings	82,397,520	91,816,134
Non-current
Borrowings	22,253,443	15,316,612
Trust debt securities
Current
Borrowings	$ 2,929,265	2,895,139
Non-current
Borrowings		$ 1,716,447